Acquisitions (Details 6)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] USD ($)
Cash consideration		0			7,331,002	$ 1,144,709
Change In Fair Value Of Contingent Consideration Payable (Note 10)	(9,234)	(58,665)	0	0	(58,665)
Cash consideration	$ 1,144,709	7,272,337	0		7,272,337	$ 1,144,709